Secured Borrowings (Details Narrative) (10K) - LendingClub Corp [Member] - USD ($) $ in Thousands	3 Months Ended	9 Months Ended		12 Months Ended
	Jun. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Mar. 31, 2016
Repurchased	$ 22,300		$ 22,274	$ 22,274
Carrying value	$ 0	$ 0		$ 0			$ 15,100